OPERATING REVENUES - Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Lease	$ 796,854	$ 261,784
Non-lease	406,327	346,159
Total	1,203,181	607,943	$ 705,799
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	603,959	235,673
Non-lease	0	0
Total	603,959	235,673	299,946
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	192,895	26,111
Non-lease	404,917	344,019
Total	597,812	370,130	404,184
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0	0
Non-lease	1,410	2,140
Total	$ 1,410	$ 2,140	$ 1,669